Long-Term Debt - Aggregate Maturities of Long-term Debt (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	$ 6,234	$ 4,882
Three to Five years [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	2,661	1,605
Over 5 years [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	$ 3,573	$ 3,277